Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) - USD ($)			9 Months Ended
	Jun. 02, 2016	Mar. 18, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Reverse stock split description		1-for-10.9532 basis
Accumulated deficit			$ 81,474,000	$ 69,279,671	$ 51,720,525
Working capital deficit			7,600,000	$ 6,800,000
Board Of Directors [Member]
Reverse stock split description	On June 2, 2016, the board of directors of the Company (the “Board of Directors”) adopted resolutions approving and recommending to the Company’s shareholders to approve a proposal to amend the Company’s Amended and Restated Certificate of Incorporation to effect a reverse split of outstanding shares of common stock of the Company, which was subsequently approved by the Company’s shareholders, and the ratio was set by the Board of Directors at 1:15 (the “Reverse Stock Split”).
October Private Placement [Member]
Proceeds from issuance of private placement			$ 8,000,000